LEASE (Tables)	12 Months Ended
Dec. 31, 2020
LEASE
Schedule of component lease receivables

	As at December 31,
	2019	2020	2020
	RMB	RMB	US$
Current
Account receivable - Operating lease	38,201	38,266	5,865
Account receivable - Sales-type lease	675	1,195	183
Net investment in direct financing leases	35,240	25,045	3,838

Non-current
Net investment in direct financing leases	27,084	13,720	2,103

Total	101,200	78,226	11,989

Schedule of component sales-type and direct financing leases

	For the Year Ended December 31, 2020
			Direct financing
	Sales-type leases		leases		Operating leases
	RMB	US$	RMB	US$	RMB	US$

Selling loss recognized at the commencement date	—	—	—	—	—	—

Interest income on net investment in the lease	4,130	633	2,929	449	—	—
Including: Income relating to variable lease payments not included in the measurement of the net investment in a lease	4,130	633	—	—	—	—

Lease income relating to lease payments					45,847	7,026
Including: Income relating to variable lease payments not included in the measurement of lease receivable	—	—	—	—	38,999	5,977

	For the Year Ended December 31, 2019
	Sales-type leases		Direct financing leases		Operating leases
	RMB	US$	RMB	US$	RMB	US$
Selling loss recognized at the commencement date	(21,229)	(3,049)	—	—	—	—

Interest income on net investment in the lease	1,130	162	3,944	567	—	—
Including: Income relating to variable lease payments not included in the measurement of the net investment in a lease	1,130	162	—	—	—	—

Lease income relating to lease payments					53,485	7,683
Including: Income relating to variable lease payments not included in the measurement of lease receivable	—	—	—	—	45,887	6,591

Schedule of Net Investment in Direct Financing Leases

	As at December 31,
	2019	2020	2020
	RMB	RMB	US$
Minimum lease payments to be received	68,520	41,304	6,330
Unearned income	(6,196)	(2,539)	(389)
Net investment in direct financing leases	62,324	38,765	5,941
Current	35,240	25,045	3,838
Non-current	27,084	13,720	2,103
Total	62,324	38,765	5,941

Schedule of future minimum lease payments to be received from such non-cancelable direct financing leases

	Future minimum
	direct financing lease payments
	RMB	US$
2021	19,570	2,999
2022	10,184	1,561
2023	9,427	1,445
2024	2,123	325
2025	—	—
Above 5 years	—	—

Schedule of Future Minimum Lease Payments Under Non-Cancellable Operating Leases

	Future minimum
	operating lease payments
	RMB	US$
2021	8,972	1,375
2022	8,972	1,375
2023	7,886	1,209
2024	7,196	1,103
2025	5,496	842
Above 5 years	13,708	2,101

Schedule of components of lease cost

	For the year ended December 31, 2020
	RMB	US$
Operating lease cost	29,279	4,487
Short term lease cost	930	143

Total	30,209	4,630

Schedule of cash flow and other information operating leases

	For the year
	ended December 31, 2020
	RMB	US$
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	22,224	3,406
ROU assets obtained in exchange for operating lease liabilities*	117,439	17,998
Weighted-average remaining lease terms (in years)	7	7
Weighted-average discount rate	5.66%	5.66%

*     Includes transition liabilities upon adoption of ASC 842, as well as new leases entered into during the year ended December 31, 2020. Changes in the ROU asset and liability are presented net within operating activities.

Summary of future minimum lease payments

	Minimum Lease Payments
	RMB	US$
Year ending December 31,
2021	25,620	3,926
2022	27,657	4,239
2023	25,518	3,911
2024	22,708	3,480
2025	23,115	3,543
Thereafter	235,590	36,106
Total future lease payments	360,208	55,205
Less: Imputed interest	123,069	18,861
Total lease liability balance	237,139	36,344

Schedule of prepaid land lease payments

	As at December 31,
	2019	2020	2020
	RMB	RMB	US$
	Right-of-use	Right-of-use	Right-of-use
	Asset	asset	asset

Land use rights	456,823	463,992	71,110
Less: accumulated amortization	(27,962)	(37,475)	(5,743)
Net carrying value	428,861	426,517	65,367

Schedule of estimated annual amortization expenses

	Amortization
	RMB	US$
2021	9,621	1,475
2022	9,621	1,475
2023	9,621	1,475
2024	9,621	1,475
2025	9,621	1,475